OTHER (LOSSES) AND GAIN (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER (LOSSES) AND GAIN
Gains (loss) on derivative transactions		$ (1,466)	$ (1,620,304)
(Losses) gains on ineffective portion of hedge derivatives	$ (2,536,079)	(3,378,484)	(4,698,187)
Other income and (expenses)	(1,190)	(7,427)	17,370
Total	$ (2,537,269)	$ (3,387,377)	$ (6,301,121)